Loans and financing, Leases (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Future minimum lease payments [Abstract]
Minimum lease payments	R$ 38,449	R$ 50,043
Less amounts representing financial charges	(25,781)	(31,141)
Present value of minimum lease payments	12,668	18,902
Present value of payments	37,638	49,165
Within One Year [Member]
Future minimum lease payments [Abstract]
Minimum lease payments	12,453	12,637
Present value of payments	11,922	12,146
After One Year, But Before Five Years [Member]
Future minimum lease payments [Abstract]
Minimum lease payments	25,996	37,406
Present value of payments	R$ 25,716	R$ 37,019